Defined Contribution Plan (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
DIAMIR BIOSCIENCES CORP. [Member]
Defined Contribution Plan (Details) [Line Items]
Defined contribution plan cost	$ 5,948	$ 12,711